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Pamela M. Krill
Associate General Counsel
Office of General Counsel
Phone:  608/231-8365
Fax:    608/236-8365
E-mail: pam.krill@cunamutual.com



                                          November 5, 2007


VIA EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549


         Re:   MEMBERS Mutual Funds File Nos. 333-29511 and 811-08261


Commissioners:

         On behalf of the MEMBERS Mutual Funds (the "Trust"), a registered management investment company and EDGAR filer on Form N-1A, this 485APOS submission is being made solely to obtain EDGAR series and class identifiers for the Cash Reserves Fund, Bond Fund, High Income Fund, Diversified Income Fund (formerly Balanced Fund), Large Cap Value Fund (formerly Growth and Income
Fund), Mid Cap Value Fund (formerly Mid-Cap Fund), Large Cap Growth Fund (formerly Capital Appreciation Fund), Mid Cap Growth Fund (formerly Multi-Cap Growth Fund), and International Stock Fund series of the Trust, and their respective classes, all of which were in existence prior to February 6, 2006.

         If you have any questions, please do not hesitate to contact the undersigned at (608) 231-8365.

                                          Sincerely,

                                          /s/ Pamela M. Krill

                                          Pamela M. Krill